Segmented information (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 12,778	$ 14,988
Canaada [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	175	392
Barbadaos [Membr]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	4,239	4,954
Uniited States [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 8,364	$ 9,642